Pension and severance plans	12 Months Ended
Mar. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Pension and severance plans
15.	Pension and severance plans

(1)	Defined benefit and severance plans

Upon terminating employment, employees of Sony Corporation and its subsidiaries in Japan are entitled, under most circumstances, to lump-sum indemnities or pension payments as described below. Sony Corporation and certain of its subsidiaries’ pension plans utilize a point-based plan under which a point is added every year reflecting the individual employee’s performance over that year. Under the point-based plan, the amount of payment is determined based on the sum of cumulative points from past services and interest points earned on the cumulative points regardless of whether or not the employee is voluntarily retiring.

Under the plans, in general, the defined benefits cover 65% of the indemnities under existing regulations to employees. The remaining indemnities are covered by severance payments by the companies. The pension benefits are payable at the option of the retiring employee either in a lump-sum amount or monthly pension payments. Contributions to the plans are funded through several financial institutions in accordance with the applicable laws and regulations.

From April 1, 2012, Sony Corporation and substantially all of its subsidiaries in Japan have modified existing defined benefit pension plans such that life annuities will no longer accrue additional service benefits, with those participants instead accruing fixed-term annuities. The defined benefit pension plans were closed to new participants and a defined contribution plan was also introduced.

In addition, several of Sony’s foreign subsidiaries have defined benefit pension plans or severance indemnity plans, which cover substantially all of their employees. Under such plans, the related cost of benefits is currently funded or accrued. Benefits awarded under these plans are based primarily on the current rate of pay and length of service.

The components of net periodic benefit costs for the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Service cost	24,827	24,350	24,670
Interest cost	12,152	11,583	8,689
Expected return on plan assets	(17,822)	(19,252)	(20,853)
Recognized actuarial loss	11,480	9,867	8,588
Amortization of prior service costs	(10,176)	(9,614)	(9,489)

Net periodic benefit costs	20,461	16,934	11,605

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Service cost	3,032	3,188	3,504
Interest cost	12,068	13,040	12,096
Expected return on plan assets	(11,480)	(12,993)	(14,117)
Amortization of net transition asset	12	10	10
Recognized actuarial loss	3,693	2,991	4,236
Amortization of prior service costs	(643)	(639)	(478)
Losses on curtailments and settlements	1,074	31	354

Net periodic benefit costs	7,756	5,628	5,605

The estimated net actuarial loss, prior service cost and obligation (asset) existing at transition for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit costs over the next fiscal year are 23,195 million yen, 9,974 million yen and 5 million yen, respectively.

The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2015	2016	2015	2016
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	847,446	890,415	313,698	394,704
Service cost	24,350	24,670	3,188	3,504
Interest cost	11,583	8,689	13,040	12,096
Plan participants’ contributions	—	—	752	676
Amendments	—	—	(283)	—
Actuarial (gain) loss*	48,061	144,416	74,801	(21,868)
Foreign currency exchange rate changes	—	—	7,214	(16,893)
Curtailments and settlements	—	—	(3,932)	(1,246)
Effect of changes in consolidated subsidiaries	(4)	—	—	—
Other	(2,696)	(14)	—	—
Benefits paid	(38,325)	(33,892)	(13,774)	(14,098)

Benefit obligation at end of the fiscal year	890,415	1,034,284	394,704	356,875

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	654,792	710,602	225,024	280,216
Actual return on plan assets	74,447	(9,030)	54,928	(6,035)
Foreign currency exchange rate changes	—	—	5,752	(13,095)
Employer contribution	7,978	1,951	9,434	7,905
Plan participants’ contributions	—	—	752	676
Curtailments and settlements	—	—	(2,989)	(504)
Other	(1,934)	—	—	—
Benefits paid	(24,681)	(24,091)	(12,685)	(12,822)

Fair value of plan assets at end of the fiscal year	710,602	679,432	280,216	256,341

Funded status at end of the fiscal year	(179,813)	(354,852)	(114,488)	(100,534)

*	Actuarial loss in Japanese plans for the fiscal year ended March 31, 2016 principally relates to changes in the assumptions for discount and mortality rates.

Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2015	2016	2015	2016
Noncurrent assets	3,005	2,217	4,027	7,102
Current liabilities	—	—	(4,500)	(2,892)
Noncurrent liabilities	(182,818)	(357,069)	(114,015)	(104,744)

Ending balance	(179,813)	(354,852)	(114,488)	(100,534)

Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2015	2016	2015	2016
Prior service cost (credit)	(44,394)	(34,905)	(2,161)	(1,443)
Net actuarial loss	218,462	389,302	94,480	82,850
Obligation existing at transition	—	—	15	7

Ending balance	174,068	354,397	92,334	81,414

The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2015	2016	2015	2016
Accumulated benefit obligations	885,479	1,028,690	364,094	331,975

The projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2015	2016	2015	2016
Projected benefit obligations	879,995	1,022,373	330,478	292,171
Accumulated benefit obligations	876,282	1,018,228	323,221	286,705
Fair value of plan assets	698,400	666,753	235,343	202,913

Weighted-average assumptions used to determine benefit obligations as of March 31, 2015 and 2016 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2015	2016	2015	2016
Discount rate	1.0%	0.6%	3.1%	3.2%
Rate of compensation increase	*	*	2.9	2.1

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	Japanese plans			Foreign plans
	Fiscal year ended March 31			Fiscal year ended March 31
	2014	2015	2016	2014	2015	2016
Discount rate	1.5%	1.4%	1.0%	4.1%	4.1%	3.1%
Expected return on plan assets	3.0	3.0	3.0	5.8	5.6	4.8
Rate of compensation increase	*	*	*	3.1	3.1	2.9

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Sony reviews these assumptions for changes in circumstances.

The weighted-average rate of compensation increase is calculated based only on the pay-related plans. The point-based plans discussed above are excluded from the calculation because payments made under the plan are not based on employee compensation.

The mortality rate assumptions are based on life expectancy and death rates for different types of participants. In the fiscal year ended March 31, 2016, Sony updated mortality rate assumptions to consider the latest mortality tables and in certain instances to utilize mortality tables based on gender.

To determine the expected long-term rate of return on pension plan assets, Sony considers the current and expected asset allocations, as well as the historical and expected long-term rates of returns on various categories of plan assets. Sony’s pension investment policy recognizes the expected growth and the variability risk associated with the long-term nature of pension liabilities, the returns and risks of diversification across asset classes, and the correlation among assets. The asset allocations are designed to maximize returns consistent with levels of liquidity and investment risk that are considered prudent and reasonable. While the pension investment policy gives appropriate consideration to recent market performance and historical returns, the investment assumptions utilized by Sony are designed to achieve a long-term return consistent with the long-term nature of the corresponding pension liabilities.

The investment objectives of Sony’s plan assets are designed to generate returns that will enable the plans to meet their future obligations. The precise amount for which these obligations will be settled depends on future events, including the retirement dates and life expectancy of the plans’ participants. The obligations are estimated using actuarial assumptions, based on the current economic environment and other pertinent factors. Sony’s investment strategy balances the requirement to generate returns, using potentially higher yielding assets such as equity securities, with the need to control risk in the portfolio with less volatile assets, such as fixed-income securities. Risks include, among others, inflation, volatility in equity values and changes in interest rates that could negatively impact the funding level of the plans, thereby increasing its dependence on contributions from Sony. To mitigate any potential concentration risk, thorough consideration is given to balancing the portfolio among industry sectors and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. The target allocations as of March 31, 2016, are, as a result of Sony’s asset liability management, 29% of equity securities, 53% of fixed income securities and 18% of other investments for the pension plans of Sony Corporation and most of its subsidiaries in Japan, and, on a weighted average basis, 33% of equity securities, 49% of fixed income securities and 18% of other investments for the pension plans of foreign subsidiaries.

The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value at March 31, 2015	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	5,789	5,789	—	—
Equity:
Equity securities*1	166,164	161,530	4,634	—
Fixed income:
Government bonds*2	217,359	—	217,359	—
Corporate bonds*3	54,639	—	54,639	—
Asset-backed securities*4	650	—	650	—
Commingled funds*5	122,798	—	122,798	—
Commodity funds*6	24,621	—	24,621	—
Private equity*7	32,584	—	—	32,584
Hedge funds*8	80,037	—	—	80,037
Real estate	5,961	—	—	5,961

Total	710,602	167,319	424,701	118,582

	Japanese plans
	Yen in millions
	Fair value at March 31, 2016	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	17,985	17,985	—	—
Equity:
Equity securities*1	148,658	144,597	4,061	—
Fixed income:
Government bonds*2	218,851	—	218,851	—
Corporate bonds*3	56,779	—	56,779	—
Asset-backed securities*4	1,148	—	1,148	—
Commingled funds*5	115,902	—	115,902	—
Commodity funds*6	20,547	—	20,547	—
Private equity*7	31,852	—	—	31,852
Hedge funds*8	60,395	—	—	60,395
Real estate	7,315	—	—	7,315

Total	679,432	162,582	417,288	99,562

*1	Includes approximately 53 percent and 48 percent of Japanese equity securities, and 47 percent and 52 percent of foreign equity securities for the fiscal years ended March 31, 2015 and 2016, respectively.

*2	Includes approximately 48 percent and 51 percent of debt securities issued by Japanese national and local governments, and 52 percent and 49 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2015 and 2016, respectively.

*3	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

*4	Includes primarily mortgage-backed securities.

*5	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 46 percent and 44 percent of investments in equity, 52 percent and 54 percent of investments in fixed income, and 3 percent and 1 percent of investments in other for the fiscal years ended March 31, 2015 and 2016, respectively.

*6	Represents commodity futures funds.

*7	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.

*8	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

	Foreign plans
	Yen in millions
	Fair value at March 31, 2015	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	8,665	8,665	—	—
Equity:
Equity securities*1	44,276	41,194	3,082	—
Fixed income:
Government bonds*2	69,882	—	69,882	—
Corporate bonds*3	33,290	—	25,906	7,384
Asset-backed securities	328	—	328	—
Insurance contracts*4	1,936	—	1,936	—
Commingled funds*5	86,931	—	86,931	—
Real estate and other*6	34,908	—	19,386	15,522

Total	280,216	49,859	207,451	22,906

	Foreign plans
	Yen in millions
	Fair value at March 31, 2016	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	4,078	4,078	—	—
Equity:
Equity securities*1	37,769	35,818	1,951	—
Fixed income:
Government bonds*2	60,835	—	60,835	—
Corporate bonds*3	30,425	—	23,425	7,000
Asset-backed securities	321	—	321	—
Insurance contracts*4	4,293	—	4,293	—
Commingled funds*5	77,456	—	77,456	—
Real estate and other*6	41,164	—	17,040	24,124

Total	256,341	39,896	185,321	31,124

*1	Includes primarily foreign equity securities.

*2	Includes primarily foreign government debt securities.

*3	Includes primarily foreign corporate debt securities.

*4	Represents annuity contracts with or without profit sharing.

*5	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

*6	Includes primarily private real estate investment trusts.

Each level in the fair value hierarchy in which each plan asset is classified is determined based on inputs used to measure the fair values of the asset, and does not necessarily indicate the risks or rating of the asset.

The following is a description of the valuation techniques used to measure Japanese and foreign plan assets at fair value. The valuation techniques are applied consistently from period to period.

Equity securities are valued at the closing price reported in the active market in which the individual securities are traded. These assets are generally classified as level 1.

The fair value of fixed income securities is typically estimated using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and are generally classified as level 2.

Commingled funds are typically valued using the net asset value provided by the administrator of the fund and reviewed by Sony. The net asset value is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding. These assets are classified as level 1, level 2 or level 3 depending on availability of quoted market prices.

Commodity funds are valued using inputs that are derived principally from or corroborated by observable market data. These assets are generally classified as level 2.

Private equity and private real estate investment trust valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity and the long-term nature of such assets. These assets are initially valued at cost and are reviewed periodically utilizing available and relevant market data to determine if the carrying value of these assets should be adjusted. These investments are classified as level 3.

Hedge funds are valued using the net asset value as determined by the administrator or custodian of the fund. These investments are classified as level 3.

The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2015 and 2016:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Private equity	Hedge funds	Real estate	Total
Beginning balance at April 1, 2014	26,942	41,108	1,689	69,739
Return on assets held at end of year	5,642	5,796	(101)	11,337
Purchases, sales, and settlements, net	—	33,133	4,373	37,506

Ending balance at March 31, 2015	32,584	80,037	5,961	118,582

Return on assets held at end of year	157	(3,593)	315	(3,121)
Purchases, sales, and settlements, net	(889)	(16,049)	1,039	(15,899)

Ending balance at March 31, 2016	31,852	60,395	7,315	99,562

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Corporate bonds	Real estate and other	Total
Beginning balance at April 1, 2014	6,255	8,932	15,187
Return on assets held at end of year	81	(408)	(327)
Purchases, sales, and settlements, net	—	210	210
Other*	1,048	6,788	7,836

Ending balance at March 31, 2015	7,384	15,522	22,906

Return on assets held at end of year	76	(104)	(28)
Return on assets sold during the year	—	19	19
Purchases, sales, and settlements, net	—	3,933	3,933
Transfers, net	—	2,692	2,692
Other*	(460)	2,062	1,602

Ending balance at March 31, 2016	7,000	24,124	31,124

*	Primarily consists of translation adjustments.

Sony makes contributions to its defined benefit pension plans as deemed appropriate by management after considering the fair value of plan assets, expected return on plan assets and the present value of benefit obligations. Sony expects to contribute approximately 11 billion yen to the Japanese plans and approximately 6 billion yen to the foreign plans during the fiscal year ending March 31, 2017.

The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31	Yen in millions	Yen in millions
2017	34,129	13,316
2018	34,595	13,742
2019	37,755	14,192
2020	39,943	14,988
2021	40,867	15,720
2022 — 2026	224,026	89,353

(2)	Defined contribution plans

Total defined contribution expenses for the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Japanese plans	3,602	3,199	3,155
Foreign plans	12,703	13,857	12,419